SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	95,797,502	85,657,434	104,203,261
Series A Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	66,801,653	66,801,653	94,009,762
Series B Convertible Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	520,000
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	17,017,730	15,378,858	8,325,832
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount		0	1,000
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded From Computation Of Earnings Per Share, Amount	11,458,119	3,476,923	1,866,667